Loans And Leases (Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 115	$ 144
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 115	$ 144